Auditors' remuneration - Auditors' remuneration (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditors Remuneration [Line Items]
Audit of subsidiaries	$ 14.3	$ 13.5	$ 14.4
Audit related assurance service	1.0	0.9	0.9
Other assurance services	2.3	0.6	0.9
Total assurance services	3.3	1.5	1.8
Tax compliance	0.3	0.5	0.5
Tax advisory services	0.2	0.1	0.4
Services related to corporate finance transactions not covered above - services in connection with bond issues/capital raising			0.2
Other non-audit services not covered above	0.7	1.8	1.1
Total non-audit services	4.5	3.9	4.0
Total Group Auditors’ remuneration	18.8	17.4	18.4
Audit of the financial statements of the Group’s subsidiaries	2.0	2.1	1.9
Fees in respect of pension scheme audits	0.5	0.3	0.2
Total audit fees payable to other accounting firms	2.5	2.4	2.1
Rio Tinto [member]
Auditors Remuneration [Line Items]
Audit of subsidiaries	6.2	4.5	4.3
Subsidiaries [Member]
Auditors Remuneration [Line Items]
Audit of subsidiaries	$ 8.1	$ 9.0	$ 10.1